Leases - Schedule of Movements in Right of Use Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Apr. 30, 2026
Disclosure of quantitative information about right-of-use assets [line items]
Balances at beginning of the year		$ 278,814
Balance at end of the year	$ 290,470